UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Growth
Fund, Inc.
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended February 28, 2023, global
equities rose despite continued challenges resulting from
elevated inflation and higher interest rates. The price of
oil fell, and several other commodities that were disrupted
by Russia’s invasion of Ukraine stabilized at or near their
pre-war prices, easing inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism
that a return to normal conditions would benefit global
growth. In this environment, global developed and emerging
market stocks, as measured by the MSCI All Country World
Index-NR (net of tax withholding when dividends are paid),
posted a +3.32% total return for the period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Growth Fund’s semiannual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Growth Fund, Inc. 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 31
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Templeton Growth Fund, Inc.
This semiannual report for Templeton Growth Fund, Inc.
covers the period ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets.
Performance Overview
The Fund’s Class A shares posted a +12.03% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures stock performance in global
developed and emerging markets, posted a +3.32%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +3.32% total
return for the six months ended February 28, 2023.
1
Despite
continued challenges from elevated inflation and higher
interest rates, stocks gained amid signs of resilience in
the global economy. The price of oil fell, and several other commodities that were disrupted by Russia’s invasion of
Ukraine stabilized at or near their pre-war prices, easing
inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism that a return to normal
conditions would benefit global growth.
In the U.S., gross domestic product growth resumed in
the second half of 2022, rebounding from contractions
in the first two quarters of the year. Increasing consumer
and government spending, rising inventories and strong
nonresidential fixed investment boosted economic growth.
Meanwhile, inflation, which remained heightened relative
to recent decades, showed signs of easing. The annual
inflation rate, as measured by the consumer price index,
declined each month from September 2022 through January
2023.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate four times during the period to end at a range of 4.50%–4.75%. The Fed
slowed the pace of its interest rate increases from 75 basis points (bps) at its September and November 2022 meetings
to 50 bps in December and 25 bps in February 2023. At its
February meeting, the Fed noted that although inflation has
eased somewhat, it remained elevated, and job growth was
robust while the unemployment rate continued to be low.
Furthermore, the Fed maintained its policy of reducing its
accumulated bond holdings and decreasing the size of its
balance sheet.
Economies in the eurozone maintained a slow growth rate in
2022’s third and fourth quarters. The European Central Bank
continued to raise interest rates during the six-month period, opting to increase its benchmark rate at each of its four
meetings to fight growing inflation. While the ongoing war in
Ukraine and subsequent sanctions against Russia disrupted
the supply of natural gas to Europe, alternate supplies
Geographic Composition
2/28/23
% of Total
Net Assets
North America 49.1%
Europe 31.3%
Asia 14.5%
Short-Term Investments & Other Net Assets 5.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
and reduced industrial consumption helped maintain gas
inventories at historically high levels. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a +17.69% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -0.05% total return for the six-month period.
1
China’s
economy grew on an annual basis in the third and fourth
quarters of 2022. In December 2022, China loosened
its strict zero-COVID policy, lifting a potential barrier to continued growth and driving gains in China’s equity market.
Japan’s economy weakened in 2022’s third quarter before
returning to modest growth in the fourth quarter, driven by
rising private consumption amid loosened border controls.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -2.29% total return
for the six months under review.
1
Concerns that continued
strength in the U.S. economy could keep Fed monetary
policy tight negatively impacted stocks in developing nations.
Stocks in these countries are negatively impacted by high
interest rates in the U.S., which increase the yield of some
U.S.-based assets, making them relatively more attractive to investors.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach. We focus
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. We also consider the company’s
price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may also use a variety of equity-related
derivatives, which may include equity futures and equity
index futures, for various purposes including enhancing
Fund returns, increasing liquidity and gaining exposure to
particular markets in more efficient or less expensive ways.
Top 10 Industries
2/28/23
% of Total
Net Assets
a
Aerospace & Defense 5.8%
Oil, Gas & Consumable Fuels 5.7%
Semiconductors & Semiconductor Equipment 5.6%
Hotels, Restaurants & Leisure 5.2%
Health Care Providers & Services 4.8%
Health Care Equipment & Supplies 4.4%
Specialty Retail 4.2%
Beverages 3.8%
Pharmaceuticals 3.3%
Media 3.2%
Top 10 Holdings
2/28/23
Company
Industry , Country
% of Total
Net Assets
a a
BP plc 3.0%
Oil, Gas & Consumable Fuels, United Kingdom
AbbVie, Inc. 2.7%
Biotechnology, United States
TJX Cos., Inc. (The) 2.6%
Specialty Retail, United States
Anheuser-Busch InBev SA/NV 2.6%
Beverages, Belgium
Samsung Electronics Co. Ltd. 2.4%
Technology Hardware, Storage & Peripherals,
South Korea
Unilever plc 2.4%
Personal Products, United Kingdom
Medtronic plc 2.4%
Health Care Equipment & Supplies, United
States
Rolls-Royce Holdings plc 2.3%
Aerospace & Defense, United Kingdom
UnitedHealth Group, Inc. 2.3%
Health Care Providers & Services, United States
Comcast Corp. 2.1%
Media, United States

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
Manager’s Discussion
In a six-month period characterized by elevated uncertainty
and shifting market trends, Templeton Growth Fund, Inc.
delivered double-digit absolute gains and outperformed
its benchmark, the MSCI ACWI-NR, by the largest margin
in more than 20 years. Outperformance during the period
was primarily attributable to stock selection, which was
encouraging given the volatility in factor trends during
the period. In our view, outperformance absent a strong
style regime is a good sign, as it highlights the portfolio’s idiosyncratic return potential and the positive impact of stock selection. That said, we have repositioned the portfolio’s
risk profile on the margins to take advantage of what we
believed were evolving opportunities. Specifically, we
had increased cyclical exposures prior to the period as a
darkening macroeconomic outlook created opportunities
among economically-sensitive stocks. We trimmed some of
our cyclical exposures during the review period as optimism
returned and cyclical stocks were re-rated. Tactically, that was the correct move, in our assessment, as evidenced by
strong recent performance results.
Market leadership during the period was initially dominated
by large-capitalization defensive U.S. value stocks at
a time when policy tightening, U.S. dollar strength and
slowing economic indicators raised expectations of a global
recession. As the period progressed, investors began
to focus on early signs that inflation could be peaking.
Consequently, entering 2023, rising expectations of a dovish policy pivot from the Fed led to a revival in risk appetite, a pull-back in the U.S. dollar, and a resurgence in international cyclical growth stocks. However, renewed signs of more
persistent inflation late in the period led to increased
hawkishness from central bankers, causing a rotation out
of rate-sensitive emerging market stocks and back into
developed market equities, particularly in Europe.
European outperformance was the most consistent market
trend during a period otherwise characterized by ongoing
leadership rotations. In fact, it was the best six-month period for European equities (relative to the rest of the world) in at least two decades as mild winter weather quelled fears of
an energy crisis on the continent and investors gravitated
to the region’s relatively inexpensive valuations. The Fund’s
European holdings were the primary regional contributors,
led by a favorable overweighted allocation and stock
selection in the U.K. Our European overweight also had
a meaningfully positive currency impact during the period
given the strength of both the British pound and the euro
versus the U.S. dollar. The Fund’s other major regional
allocations also outperformed, with North American holdings
benefiting from stock selection in the U.S. and Asian
holdings benefiting from stock selection in Japan.
From a sector standpoint, stock selection in consumer
discretionary and industrials represented the primary
contributors. U.S. home goods retailer TJX was the top
consumer discretionary firm, benefiting from solid earnings
characterized by good cost and inventory controls and
positive revenue guidance. In our view, TJX’s size and
quality advantages have allowed it to navigate the volatile
supply-chain and demand environment better than
competitors, and the firm looks well positioned to maintain
positive growth in an uncertain macroeconomic environment.
U.K. aerospace and defense firm Rolls-Royce Holdings—
an industrials sector constituent—was the top single stock
contributor, also rallying on strong results. The company is in the midst of a strategic review, with new medium-term
financial targets expected to be released in the latter half of the year. Overall, the firm’s balance sheet is improving, with positive cash flow dynamics and a healthy industry demand
profile. Furthermore, the ongoing recovery in international
long-haul travel significantly benefits Rolls-Royce given its long-term service contracts, which tie revenues to engine
flight hours.
Other notable sector outperformers included information
technology, consumer staples, health care and energy, all
due primarily to stock selection. Energy delivered one of
the Fund’s biggest individual contributors: U.K. integrated
oil major BP. Shares rallied after the firm reported strong
results, with a larger-than-expected share buyback and 10%
dividend increase. We were encouraged to see BP increase
long-term profit and production guidance, especially given
analyst concerns about declining volumes. Overall, we are
confident in management’s ability to strategically allocate
Top 10 Countries
2/28/23
a
% of Total
Net Assets
a a
United States 49.0%
United Kingdom 13.6%
Germany 6.8%
Japan 6.8%
France 6.0%
Belgium 2.6%
South Korea 2.4%
Hong Kong 1.8%
Netherlands 1.4%
India 1.3%

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
BP’s prodigious cash flows to balance shareholder returns,
production growth and capital efficiency. With cash flow
yields in the high teens at current oil prices, we continue to believe BP is undervalued, and it represents a core holding
in the portfolio.
Financials and communication services were the only
relative detractors during the review period. Our financials holdings delivered double-digit absolute gains and there
were no sector stocks among the Fund’s biggest individual
detractors; however, an unfavorable underweighted
allocation to the strong sector negatively impacted relative performance. Our exposures in the financials sector remain
highly selective. We have avoided banks in what we view as
low-returning, over-regulated markets with elevated credit
risk. Our sole bank holding during the period was U.K. lender
Lloyds Banking Group, which exemplifies our preferred
investment profile in the sector: what we believe to be a
best-in-class bank in an attractive market with shareholder-
friendly management and earnings sensitivity as interest
rates rise. We also have modest exposure to what we view
as high-quality consumer finance through American Express
and structural growth opportunities in insurance through
Hong Kong-based insurer AIA Group.
Communication services delivered the Fund’s biggest
single-stock detractor during the review period: U.S.-based
media conglomerate and theme park operator Walt Disney.
The stock was volatile during the period given well-known
industry and company challenges, including a leadership
rotation that saw the replacement of the firm’s beleaguered
CEO, Bob Chapek, with former long-time Disney boss Bob
Iger. We have been encouraged by Iger’s early efforts to
communicate a strategy that transitions Disney out of its
expensive pursuit of streaming market share and towards
a path of greater efficiency. Near-term pressures aside, we
believe the changes underway at Disney have the potential
to significantly unlock additional value for shareholders.
Management plans to significantly cut costs and reinstate
the company’s dividend by the end of the year. Furthermore,
an activist investor remains involved and is likely to keep
pressure on management to execute a strategy that we
largely support. At current valuations, the stock remains a
core portfolio holding.
At Templeton, we think creatively about the many ways that
value gets created over time. The result is a process that
combines analytical rigor with a dynamic approach to value
that covers a range of different investment profiles. One of the objectives underpinning our use of the full spectrum of
value is the independence it creates from the large
momentum shifts that so often buffet markets. We seek
to build portfolios that we believe will not be whipsawed
by the whims of the equity market as investors rotate
between narratives. If we can successfully manage the
volatility associated with these swings, we can then focus
on pursuing alpha over time through stock picking—that is,
through the evaluation of long-term business fundamentals
and buying shares at a discount to their intrinsic worth.
Templeton Growth Fund, Inc. is full of idiosyncratic return
and risk characteristics, which we believe have the potential to support performance over time, particularly if the market continues to move away from macroeconomic themes and
towards a more discriminate assessment of bottom-up value.
Thank you for your continued participation in Templeton
Growth Fund, Inc. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2023
Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +12.03% +5.88%
1-Year -2.95% -8.30%
5-Year +2.29% -0.68%
10-Year +50.44% +3.58%
Advisor
6-Month +12.13% +12.13%
1-Year -2.74% -2.74%
5-Year +3.57% +0.70%
10-Year +54.28% +4.43%
See page 8 for Performance Summary footnotes.

Templeton Growth Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Because the Fund may invest its assets in companies in specific regions, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Derivatives involve costs and can create economic leverage which may result in significant volatility and cause the Fund to participate in losses (and enable gains) on an amount that exceeds the Fund’s initial investment. In addition, securities issued by small-
and mid-capitalization companies have historically experienced more price volatility than larger-company stocks, especially over the short term and may involve additional risks. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.1942
C $0.1428
R $0.1774
R6 $0.2152
Advisor $0.2116
Total Annual Operating Expenses
5
Share Class
A 1.05%
Advisor 0.79%

Your Fund’s Expenses
Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration) : Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6) . Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50) . In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,120.30 $5.49 $1,019.62 $5.23 1.04%
C $1,000 $1,115.90 $9.41 $1,015.90 $8.97 1.79%
R $1,000 $1,118.40 $6.80 $1,018.38 $6.48 1.29%
R6 $1,000 $1,121.70 $3.86 $1,021.15 $3.68 0.73%
Advisor $1,000 $1,121.30 $4.18 $1,020.86 $3.98 0.79%

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.47 $25.34 $21.17 $20.96 $27.08 $26.26
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.14 0.37
c
0.27 0.51 0.47
Net realized and unrealized gains (losses) 2.41 (4.59) 4.03 1.16 (3.96) 0.84
Total from investment operations ........ 2.45 (4.45) 4.40 1.43 (3.45) 1.31
Less distributions from:
Net investment income .............. (0.19) (0.42) (0.23) (0.47) (0.45) (0.49)
Net realized gains ................. — — — (0.75) (2.22) —
Total distributions ................... (0.19) (0.42) (0.23) (1.22) (2.67) (0.49)
Net asset value, end of period .......... $22.73 $20.47 $25.34 $21.17 $20.96 $27.08
Total return
d
....................... 12.03% (17.76)% 20.80% 6.53% (13.02)% 4.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.05% 1.05% 1.04% 1.06% 1.06% 1.03%
Expenses net of waiver and payments by
affiliates .......................... 1.04% 1.05%
f
1.04%
f
1.06%
f
1.06%
f
1.03%
f
Net investment income ............... 0.42% 0.61% 1.53%
c
1.29% 2.20% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $7,489,224 $6,913,896 $9,010,906 $8,191,333 $8,604,624 $10,711,345
Portfolio turnover rate ................ 16.30% 42.82% 44.14%
g
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.42%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.09 $24.82 $20.71 $20.56 $26.31 $25.52
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) (0.03) 0.19
c
0.11 0.25 0.26
Net realized and unrealized gains (losses) 2.35 (4.52) 3.95 1.12 (3.78) 0.81
Total from investment operations ........ 2.32 (4.55) 4.14 1.23 (3.53) 1.07
Less distributions from:
Net investment income .............. (0.14) (0.18) (0.03) (0.33) — (0.28)
Net realized gains ................. — — — (0.75) (2.22) —
Total distributions ................... (0.14) (0.18) (0.03) (1.08) (2.22) (0.28)
Net asset value, end of period .......... $22.27 $20.09 $24.82 $20.71 $20.56 $26.31
Total return
d
....................... 11.59% (18.38)% 19.93% 5.70% (13.68)% 4.20%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.80% 1.80% 1.79% 1.82% 1.81% 1.78%
Expenses net of waiver and payments by
affiliates .......................... 1.79% 1.80%
f
1.79%
f
1.82%
f
1.81%
f
1.78%
f
Net investment income (loss) .......... (0.33)% (0.13)% 0.80%
c
0.54% 1.45% 1.00%
Supplemental data
Net assets, end of period (000’s) ........ $91,734 $84,172 $111,870 $125,500 $152,392 $554,889
Portfolio turnover rate ................ 16.30% 42.82% 44.14%
g
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.31)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.24 $25.05 $20.93 $20.75 $26.81 $26.00
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.08 0.30
c
0.21 0.44 0.40
Net realized and unrealized gains (losses) 2.37 (4.54) 3.99 1.14 (3.91) 0.83
Total from investment operations ........ 2.39 (4.46) 4.29 1.35 (3.47) 1.23
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.17) (0.42) (0.37) (0.42)
Net realized gains ................. — — — (0.75) (2.22) —
Total distributions ................... (0.18) (0.35) (0.17) (1.17) (2.59) (0.42)
Net asset value, end of period .......... $22.45 $20.24 $25.05 $20.93 $20.75 $26.81
Total return
d
....................... 11.84% (17.95)% 20.49% 6.24% (13.21)% 4.73%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.30% 1.30% 1.29% 1.31% 1.31% 1.28%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.30%
f
1.29%
f
1.31%
f
1.31%
f
1.28%
f
Net investment income ............... 0.18% 0.36% 1.29%
c
1.04% 1.95% 1.50%
Supplemental data
Net assets, end of period (000’s) ........ $48,693 $45,502 $60,867 $56,912 $62,515 $88,560
Portfolio turnover rate ................ 16.30% 42.82% 44.14%
g
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.18%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.50 $25.39 $21.20 $20.97 $27.10 $26.29
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.21 0.59
c
0.34 0.59 0.56
Net realized and unrealized gains (losses) 2.41 (4.61) 3.90 1.16 (3.97) 0.83
Total from investment operations ........ 2.49 (4.40) 4.49 1.50 (3.38) 1.39
Less distributions from:
Net investment income .............. (0.22) (0.49) (0.30) (0.52) (0.53) (0.58)
Net realized gains ................. — — — (0.75) (2.22) —
Total distributions ................... (0.22) (0.49) (0.30) (1.27) (2.75) (0.58)
Net asset value, end of period .......... $22.77 $20.50 $25.39 $21.20 $20.97 $27.10
Total return
d
....................... 12.17% (17.50)% 21.15% 6.87% (12.73)% 5.33%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.75% 0.74% 0.74% 0.73% 0.70%
Expenses net of waiver and payments by
affiliates .......................... 0.73% 0.75%
f
0.74%
f
0.74%
f
0.73%
f
0.70%
f
Net investment income ............... 0.74% 0.92% 2.56%
c
1.63% 2.53% 2.08%
Supplemental data
Net assets, end of period (000’s) ........ $286,256 $277,985 $349,281 $1,342,940 $1,504,941 $1,791,152
Portfolio turnover rate ................ 16.30% 42.82% 44.14%
g
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.54 $25.42 $21.24 $21.01 $27.15 $26.33
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.20 0.42
c
0.32 0.57 0.54
Net realized and unrealized gains (losses) 2.41 (4.60) 4.05 1.17 (3.98) 0.83
Total from investment operations ........ 2.48 (4.40) 4.47 1.49 (3.41) 1.37
Less distributions from:
Net investment income .............. (0.21) (0.48) (0.29) (0.51) (0.51) (0.55)
Net realized gains ................. — — — (0.75) (2.22) —
Total distributions ................... (0.21) (0.48) (0.29) (1.26) (2.73) (0.55)
Net asset value, end of period .......... $22.81 $20.54 $25.42 $21.24 $21.01 $27.15
Total return
d
....................... 12.13% (17.53)% 21.06% 6.79% (12.79)% 5.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.79% 0.80% 0.81% 0.81% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.79% 0.79%
f
0.80%
f
0.81%
f
0.81%
f
0.78%
f
Net investment income ............... 0.68% 0.85% 1.76%
c
1.54% 2.45% 2.00%
Supplemental data
Net assets, end of period (000’s) ........ $163,790 $159,910 $429,251 $377,028 $427,371 $533,358
Portfolio turnover rate ................ 16.30% 42.82% 44.14%
g
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.66%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 94.9%
Belgium 2.6%
Anheuser-Busch InBev SA/NV ...... Beverages 3,424,320 $ 207,714,507
China 1.2%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 531,163 94,801,972
France 6.0%
Danone SA ..................... Food Products 2,709,003 152,279,478
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 120,245 99,962,939
Pernod Ricard SA ................ Beverages 481,673 100,482,492
Thales SA ...................... Aerospace & Defense 973,322 136,074,196
488,799,105
Germany 6.8%
Bayer AG ...................... Pharmaceuticals 1,674,531 99,435,745
Continental AG .................. Auto Components 1,883,049 135,188,055
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 3,270,051 127,779,086
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 4,178,343 147,814,820
SAP SE ....................... Software 357,395 40,603,998
550,821,704
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 13,342,557 141,800,411
India 1.3%
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 3,870,631 108,593,529
Japan 6.8%
Hitachi Ltd. ..................... Industrial Conglomerates 1,491,474 75,500,888
Honda Motor Co. Ltd. ............. Automobiles 4,046,234 105,222,673
Komatsu Ltd. ................... Machinery 4,301,830 102,930,553
Nitori Holdings Co. Ltd. ............ Specialty Retail 1,091,242 123,326,215
Sony Group Corp. ................ Household Durables 1,710,721 143,054,982
550,035,311
Netherlands 1.3%
Shell plc ....................... Oil, Gas & Consumable Fuels 3,603,035 109,121,024
South Korea 2.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 4,206,638 192,781,082
Switzerland 1.0%
Adecco Group AG ................ Professional Services 2,198,253 78,385,688
Taiwan 1.1%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 986,427 85,888,199
United Kingdom 13.6%
BAE Systems plc ................ Aerospace & Defense 13,416,569 144,889,634
BP plc ......................... Oil, Gas & Consumable Fuels 37,399,371 245,750,753
Compass Group plc .............. Hotels, Restaurants & Leisure 4,237,511 97,886,026
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 3,561,960 18,272,855
a,b
International Consolidated Airlines
Group SA ..................... Airlines 34,033,220 63,351,759
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 3,157,948 68,686,365
Lloyds Banking Group plc .......... Banks 127,452,481 80,483,459
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 106,351,667 185,281,036
Unilever plc ..................... Personal Products 3,813,784 190,272,043
1,094,873,930

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States 49.0%
AbbVie, Inc. .................... Biotechnology 1,405,973 $ 216,379,245
Albemarle Corp. ................. Chemicals 406,004 103,250,877
a
Alphabet, Inc., A ................. Interactive Media & Services 1,405,626 126,590,678
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 1,192,303 112,350,712
American Express Co. ............ Consumer Finance 349,490 60,807,765
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 465,559 54,074,678
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 37,945 95,773,180
Comcast Corp., A ................ Media 4,569,090 169,833,075
a
Dollar Tree, Inc. ................. Multiline Retail 999,129 145,153,461
DuPont de Nemours, Inc. .......... Chemicals 2,093,992 152,924,236
a
DXC Technology Co. .............. IT Services 5,306,055 147,189,966
a
Haleon plc ..................... Personal Products 15,320,340 59,279,517
HCA Healthcare, Inc. .............. Health Care Providers & Services 319,452 77,770,589
Honeywell International, Inc. ........ Industrial Conglomerates 421,289 80,668,418
a
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 843,036 97,994,505
a
ICON plc ....................... Life Sciences Tools & Services 651,544 147,007,873
Johnson & Johnson .............. Pharmaceuticals 1,094,406 167,728,663
Lear Corp. ..................... Auto Components 784,348 109,534,198
Medtronic plc ................... Health Care Equipment & Supplies 2,295,669 190,081,393
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 1,265,015 73,143,167
Microsoft Corp. .................. Software 301,700 75,250,014
Paramount Global, B .............. Media 4,163,681 89,186,047
Schneider Electric SE ............. Electrical Equipment 743,197 119,251,262
Starbucks Corp. ................. Hotels, Restaurants & Leisure 1,221,594 124,712,531
Target Corp. .................... Multiline Retail 381,502 64,283,087
TJX Cos., Inc. (The) .............. Specialty Retail 2,787,238 213,502,431
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 1,170,074 166,361,121
UnitedHealth Group, Inc. ........... Health Care Providers & Services 388,204 184,761,812
Visa, Inc., A ..................... IT Services 502,488 110,517,211
a
Walt Disney Co. (The) ............. Entertainment 1,686,570 167,999,238
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 634,722 66,220,546
a
YETI Holdings, Inc. ............... Leisure Products 711,185 27,721,991
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,335,594 165,440,029
3,962,743,516
Total Common Stocks (Cost $7,068,157,518) ....................................
7,666,359,978
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $7,068,157,518) .............................
7,666,359,978
Short Term Investments 6.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.9%
Canada 2.9%
National Bank of Canada, 4.56%,
3/01/23 ...................... 220,000,000 220,000,000

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
Canada (continued)
Royal Bank of Canada, 4.55%, 3/01/23 16,600,000 $ 16,600,000
236,600,000
France 3.0%
Credit Agricole Corporate and
Investment Bank SA, 4.55%, 3/01/23 242,000,000 242,000,000
Total Time Deposits (Cost $478,600,000) .......................................
478,600,000
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 4.204% ......... 27,742,104 27,742,104
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$27,742,104) ................................................................
27,742,104
a a a a a
Total Short Term Investments (Cost $506,342,104 ) ...............................
506,342,104
a a a
Total Investments (Cost $7,574,499,622) 101.2% ................................
$8,172,702,082
Other Assets, less Liabilities (1.2)% ...........................................
(93,004,541)
Net Assets 100.0% ...........................................................
$8,079,697,541
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2023. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the value of this security was
$68,686,365, representing 0.9% of net assets.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 1(c) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,546,757,518
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 27,742,104
Value - Unaffiliated issuers (Includes securities loaned of $25,992,175) ................................. $8,144,959,978
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 27,742,104
Cash .................................................................................... 30,859
Foreign currency, at value (cost $369,892) ........................................................ 370,944
Receivables:
Investment securities sold ................................................................... 19,696,549
Capital shares sold ........................................................................ 471,582
Dividends and interest ..................................................................... 15,315,939
European Union tax reclaims (Note 1 d ) ......................................................... 2,482,569
Total assets .......................................................................... 8,211,070,524
Liabilities:
Payables:
Investment securities purchased .............................................................. 36,811,440
Capital shares redeemed ................................................................... 6,849,790
Management fees ......................................................................... 4,391,762
Distribution fees .......................................................................... 1,620,778
Transfer agent fees ........................................................................ 1,063,749
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............................. 51,601,807
Payable upon return of securities loaned (Note 1 c ) .................................................. 27,742,104
Accrued expenses and other liabilities ........................................................... 1,291,553
Total liabilities ......................................................................... 131,372,983
Net assets, at value ................................................................. $8,079,697,541
Net assets consist of:
Paid-in capital ............................................................................. $7,709,191,482
Total distributable earnings (losses) ............................................................. 370,506,059
Net assets, at value ................................................................. $8,079,697,541

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Growth Fund,
Inc.
Class A:
Net assets, at value ....................................................................... $7,489,223,934
Shares outstanding ........................................................................ 329,541,877
Net asset value per share
a
.................................................................. $22.73
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $24.05
Class C:
Net assets, at value ....................................................................... $91,733,911
Shares outstanding ........................................................................ 4,120,114
Net asset value and maximum offering price per share
a
............................................. $22.27
Class R:
Net assets, at value ....................................................................... $48,693,278
Shares outstanding ........................................................................ 2,168,939
Net asset value and maximum offering price per share ............................................. $22.45
Class R6:
Net assets, at value ....................................................................... $286,256,256
Shares outstanding ........................................................................ 12,571,121
Net asset value and maximum offering price per share ............................................. $22.77
Advisor Class:
Net assets, at value ....................................................................... $163,790,162
Shares outstanding ........................................................................ 7,180,602
Net asset value and maximum offering price per share ............................................. $22.81
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Operations
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $1,595,265)
Unaffiliated issuers ........................................................................ $50,993,137
Interest:
Unaffiliated issuers ........................................................................ 9,278,291
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 47,429
Non-controlled affiliates (Note 3 f ) ............................................................. 836,668
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 d ) .......................... (5,067,076)
Total investment income ................................................................... 56,088,449
Expenses:
Management fees (Note 3 a ) ................................................................... 26,527,855
Distribution fees: (Note 3c )
    Class A ................................................................................ 8,845,480
    Class C ................................................................................ 428,028
    Class R ................................................................................ 116,397
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,863,884
    Class C ................................................................................ 34,661
    Class R ................................................................................ 18,837
    Class R6 ............................................................................... 28,984
    Advisor Class ............................................................................ 64,248
Custodian fees ............................................................................. 123,180
Registration and filing fees .................................................................... 66,785
Professional fees ........................................................................... 100,015
Directors' fees and expenses .................................................................. 404,827
Other .................................................................................... 112,227
Total expenses ......................................................................... 39,735,408
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (75,768)
Net expenses ......................................................................... 39,659,640
Net investment income ................................................................ 16,428,809
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 120,076,432
Foreign currency transactions ................................................................ (34,199)
Net realized gain (loss) .................................................................. 120,042,233
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 742,838,032
Translation of other assets and liabilities denominated in foreign currencies .............................. 690,169
Net change in unrealized appreciation (depreciation) ............................................ 743,528,201
Net realized and unrealized gain (loss) ............................................................ 863,570,434
Net increase (decrease) in net assets resulting from operations .......................................... $879,999,243

Templeton Growth Fund, Inc.
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Growth Fund, Inc.
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,428,809 $55,323,121
Net realized gain (loss) ................................................. 120,042,233 659,908,715
Net change in unrealized appreciation (depreciation) ........................... 743,528,201 (2,411,525,881)
Net increase (decrease) in net assets resulting from operations ................ 879,999,243 (1,696,294,045)
Distributions to shareholders:
Class A ............................................................. (64,548,857) (144,707,194)
Class C ............................................................. (578,484) (780,823)
Class R ............................................................. (395,576) (835,559)
Class R6 ............................................................ (2,730,340) (6,642,236)
Advisor Class ........................................................ (1,571,073) (7,975,892)
Total distributions to shareholders .......................................... (69,824,330) (160,941,704)
Capital share transactions: (Note 2 )
Class A ............................................................. (174,922,040) (417,885,156)
Class C ............................................................. (1,367,135) (6,948,306)
Class R ............................................................. (1,691,749) (4,122,944)
Class R6 ............................................................ (21,106,353) (4,163,187)
Advisor Class ........................................................ (12,855,285) (190,354,970)
Total capital share transactions ............................................ (211,942,562) (623,474,563)
Net increase (decrease) in net assets ................................... 598,232,351 (2,480,710,312)
Net assets:
Beginning of period ..................................................... 7,481,465,190 9,962,175,502
End of period .......................................................... $8,079,697,541 $7,481,465,190

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Growth Fund, Inc. (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services - Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Directors (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2023, there were 2.7 billion shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2023
Year Ended
August 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,422,662 $115,570,892 12,961,576 $301,976,998
Shares issued in reinvestment of distributions .......... 2,405,693 52,179,545 4,879,775 117,700,180
Shares redeemed ............................... (15,975,559) (342,672,477) (35,768,006) (837,562,334)
Net increase (decrease) .......................... (8,147,204) $(174,922,040) (17,926,655) $(417,885,156)
Class C Shares:
Shares sold ................................... 462,114 $9,785,577 1,044,312 $24,399,782
Shares issued in reinvestment of distributions .......... 27,130 577,316 32,713 778,574
Shares redeemed
a
.............................. (559,165) (11,730,028) (1,395,107) (32,126,662)
Net increase (decrease) .......................... (69,921) $(1,367,135) (318,082) $(6,948,306)
Class R Shares:
Shares sold ................................... 81,000 $1,711,801 194,775 $4,518,288
Shares issued in reinvestment of distributions .......... 18,459 395,576 34,975 835,559
Shares redeemed ............................... (178,953) (3,799,126) (411,472) (9,476,791)
Net increase (decrease) .......................... (79,494) $(1,691,749) (181,722) $(4,122,944)
Class R6 Shares:
Shares sold ................................... 202,394 $4,358,095 496,965 $11,748,815
Shares issued in reinvestment of distributions .......... 108,785 2,361,726 240,095 5,786,278
Shares redeemed ............................... (1,298,711) (27,826,174) (933,822) (21,698,280)
Net increase (decrease) .......................... (987,532) $(21,106,353) (196,762) $(4,163,187)
Advisor Class Shares:
Shares sold ................................... 546,534 $11,720,310 5,350,129 $113,603,833
Shares issued in reinvestment of distributions .......... 68,096 1,481,094 316,124 7,637,562
Shares redeemed ............................... (1,219,330) (26,056,689) (14,767,271) (311,596,365)
Net increase (decrease) .......................... (604,700) $(12,855,285) (9,101,018) $(190,354,970)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2023, the annualized gross effective investment management fee rate was 0.694% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.780% Up to and including $200 million
0.765% Over $200 million, up to and including $700 million
0.730% Over $700 million, up to and including $1 billion
0.715% Over $1 billion, up to and including $1.2 billion
0.690% Over $1.2 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% Over $35 billion, up to and including $40 billion
0.575% Over $40 billion, up to and including $45 billion
0.565% In excess of $45 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2023, the Fund paid transfer agent fees of $3,010,614, of which $1,443,226 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2023.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $80,141
CDSC retained .............................................................................. $1,438
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $54,376,208 $260,300,736 $(286,934,840) $— $— $27,742,104 27,742,104 $836,668
Total Affiliated Securities ... $54,376,208 $260,300,736 $(286,934,840) $— $— $27,742,104 $836,668
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
At February 28, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to foreign currency transactions, wash sales, EU reclaims and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2023, aggregated
$1,176,602,632 and $1,340,710,738, respectively.
At February 28, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received $27,742,104 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $96,571,211
Long term ................................................................................ 260,731,930
Total capital loss carryforwards ............................................................... $357,303,141
Cost of investments .......................................................................... $7,582,957,652
Unrealized appreciation ........................................................................ $1,239,740,717
Unrealized depreciation ........................................................................ (649,996,287)
Net unrealized appreciation (depreciation) .......................................................... $589,744,430

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2023, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 207,714,507 $ — $ 207,714,507
China ............................... 94,801,972 — — 94,801,972
France ............................... — 488,799,105 — 488,799,105
Germany ............................. — 550,821,704 — 550,821,704
Hong Kong ........................... — 141,800,411 — 141,800,411
India ................................ — 108,593,529 — 108,593,529
Japan ............................... — 550,035,311 — 550,035,311
Netherlands ........................... — 109,121,024 — 109,121,024
South Korea .......................... — 192,781,082 — 192,781,082
Switzerland ........................... — 78,385,688 — 78,385,688

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc. (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Taiwan ............................... $ 85,888,199 $ — $ — $ 85,888,199
United Kingdom ........................ 18,272,855 1,076,601,075 — 1,094,873,930
United States .......................... 3,784,212,737 178,530,779 — 3,962,743,516
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 27,742,104 478,600,000 — 506,342,104
Total Investments in Securities ........... $4,010,917,867 $4,161,784,215
b
$— $8,172,702,082
a
Includes financial instruments determined to have no value at February 28, 2023.
b
Includes foreign securities valued at $3,683,184,215, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

101 S 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Growth Fund, Inc.
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date
April 26, 2023